Income Taxes	12 Months Ended
Mar. 31, 2019
Income Tax Disclosure [Abstract]
Income Taxes

18. Income Taxes

Income before income taxes and the provision for income taxes in fiscal 2017, 2018 and 2019 are as follows:

	Millions of yen
	2017	2018	2019
Income before income taxes:
Japan	¥302,995	¥296,577	¥254,352
Overseas	121,970	138,924	141,378

	¥424,965	¥435,501	¥395,730

Provision for income taxes:
Current—
Japan	¥85,963	¥85,514	¥83,995
Overseas	32,758	22,810	19,824

	118,721	108,324	103,819

Deferred—
Japan	20,859	5,960	(51,795)
Overseas	4,459	(372)	16,667

	25,318	5,588	(35,128)

Provision for income taxes	¥144,039	¥113,912	¥68,691

In fiscal 2017 and 2018, the Company and its subsidiaries in Japan were subject to a National Corporation tax of approximately 24%, an Inhabitant tax of approximately 4% and a deductible Enterprise tax of approximately 4%, which in the aggregate result in a statutory income tax rate of approximately 31.7%. In fiscal 2019, the Company and its subsidiaries in Japan were subject to a National Corporation tax of approximately 24%, an Inhabitant tax of approximately 4% and a deductible Enterprise tax of approximately 4%, which in the aggregate result in a statutory income tax rate of approximately 31.5%.

Reconciliations of the differences between the tax provision computed at the statutory rate and the consolidated provision for income taxes in fiscal 2017, 2018 and 2019 are as follows:

	Millions of yen
	2017	2018	2019
Income before income taxes	¥424,965	¥435,501	¥395,730

Tax provision computed at statutory rate	¥134,714	¥138,054	¥124,655
Increases (reductions) in taxes due to:
Change in valuation allowance	57	(6,971)	(329)
Nondeductible expenses	4,550	3,000	4,431
Nontaxable income	(3,504)	(4,464)	(15,176)
Effect of lower tax rates on certain subsidiaries	(2,780)	(5,713)	(17,950)
Effect of investor taxes on earnings of subsidiaries	8,650	3,831	(26,756)
Effect of the tax rate change related to the new tax law	1,219	(16,232)	(1,264)
Other, net	1,133	2,407	1,080

Provision for income taxes	¥144,039	¥113,912	¥68,691

The effective income tax rate is different from the statutory tax rate primarily because of certain nondeductible expenses, nontaxable income, changes in valuation allowance, the effect of lower tax rates on certain subsidiaries, effect of investor taxes on earnings of subsidiaries, and the effect of the tax reforms as discussed in the following paragraph.

On November 18, 2016, the 2016 tax reform bill was passed by the National Diet of Japan. The effect of the tax reform bill on the Company and its subsidiaries’ results of operations or financial position in fiscal 2017 was not material.

On December 22, 2017, the tax reform bill commonly referred to as the Tax Cuts and Jobs Act in the United States was enacted. From January 1, 2018, the U.S. corporate tax rate was reduced from 35% to 21%. The decrease in the deferred tax assets and liabilities due to the change in the tax reform resulted in a decrease in provision for income taxes by ¥17,465 million in the consolidated statements of income in fiscal 2018.

On October 26, 2018, the Company decided to acquire common shares of its domestic subsidiary, DAIKYO through a tender offer (hereinafter, “the Tender Offer”), and with the establishment of the Tender Offer, the Company decided to change the method of collecting undistributed earnings of DAIKYO from collection through a taxable transaction to collection through a tax free transaction. On December 10, 2018, the Tender Offer was concluded. Along with the establishment of the event, the Company completely reversed the deferred tax liabilities previously recorded for undistributed earnings of DAIKYO. As a result of this reversal of deferred tax liabilities, income taxes decreased by ¥27,376 million in the consolidated statement of income.

Total income taxes recognized in fiscal 2017, 2018 and 2019 are as follows:

	Millions of yen
	2017	2018	2019
Provision for income taxes	¥144,039	¥113,912	¥68,691
Income taxes on other comprehensive income (loss):
Net change of unrealized gains (losses) on investment in securities	(6,293)	(11,084)	4,013
Net change of debt valuation adjustments	0	0	90
Net change of defined benefit pension plans	2,582	(911)	(2,864)
Net change of foreign currency translation adjustments	(8,576)	(1,517)	729
Net change of unrealized gains (losses) on derivative instruments	229	139	(1,258)
Direct adjustments to shareholders’ equity	(1)	(2)	0

Total income taxes	¥131,980	¥100,537	¥69,401

The tax effects of temporary differences giving rise to the deferred tax assets and liabilities at March 31, 2018 and 2019 are as follows:

	Millions of yen
	2018	2019
Assets:
Net operating loss carryforwards	¥27,144	¥14,246
Allowance for doubtful receivables on direct financing leases and probable loan losses	12,984	16,336
Investment in securities	8,650	5,045
Accrued expenses	20,729	21,498
Investment in operating leases	15,400	13,134
Property under facility operations	11,048	8,642
Installment loans	5,916	4,737
Other	53,300	58,689

	155,171	142,327
Less: valuation allowance	(14,676)	(13,156)

	140,495	129,171
Liabilities:
Investment in direct financing leases	11,503	10,819
Investment in operating leases	92,243	97,653
Unrealized gains (losses) on investment in securities	4,957	6,971
Deferred insurance policy acquisition costs	49,982	56,132
Policy liabilities and policy account balances	54,202	38,227
Property under facility operations	10,596	11,594
Other intangible assets	99,999	97,426
Undistributed earnings	89,311	42,329
Prepaid benefit cost	9,290	8,932
Other	34,520	38,959

	456,603	409,042

Net deferred tax liability	¥316,108	¥279,871

Net deferred tax assets and liabilities at March 31, 2018 and 2019 are reflected in the accompanying consolidated balance sheets under the following captions:

	Millions of yen
	2018	2019
Other assets	¥32,041	¥33,962
Income taxes: Deferred	348,149	313,833

Net deferred tax liability	¥316,108	¥279,871

The valuation allowance is primarily recognized for deferred tax assets of consolidated subsidiaries with net operating loss carryforwards for income tax purposes. In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible and tax loss carryforwards are utilizable. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income, and tax-planning strategies in making this assessment. Based upon the level of historical taxable income and projections for future taxable income over the periods in which the deferred tax assets are deductible, management believes it is more likely than not that the Company and its subsidiaries will realize the benefits of these deductible temporary differences and tax loss carryforwards, net of the existing valuation allowances at March 31, 2019. The amount of the deferred tax asset considered realizable, however, could be reduced in the near term if estimates of future taxable income during the carryforward period are reduced. The net changes in the total valuation allowance were increases of ¥267 million in fiscal 2017, decreases of ¥28,811 million in fiscal 2018, and decreases of ¥1,520 million in fiscal 2019. The decrease in the total valuation allowance recognized in earnings due to the utilization of net operating loss carryforwards were ¥1,639 million in fiscal 2017, ¥8,303 million in fiscal 2018 and ¥2,648 million in fiscal 2019. The adjustments to the beginning-of-the-year amount in the total valuation allowance resulting from changes in judgment about the realizability of deferred tax assets in future years were net increases of ¥2,215 million in fiscal 2017 (increases of ¥2,859 million and decreases of ¥644 million on a gross basis), net increases of ¥2,029 million in fiscal 2018 (increases of ¥2,677 million and decreases of ¥648 million on a gross basis), and net increases of ¥728 million in fiscal 2019 (increases of ¥1,044 million and decreases of ¥316 million on a gross basis), respectively.

The Company and certain subsidiaries have net operating loss carryforwards of ¥135,814 million at March 31, 2019, which expire as follows:

Years ending March 31,	Millions of yen
2020	¥13,505
2021	12,775
2022	6,074
2023	7,614
2024	18,484
Thereafter	61,673
Indefinite period	15,689

Total	¥135,814

The unrecognized tax benefits as of March 31, 2018 and 2019 were not material. The Company and its subsidiaries believe that it is not reasonably possible that the total amounts of unrecognized tax benefits will significantly increase or decrease within 12 months of March 31, 2019.

The total amounts of penalties and interest expense related to income taxes recognized in the consolidated balance sheets as of March 31, 2018 and 2019, and in the consolidated statements of income for the fiscal 2017, 2018 and 2019 were not material.

The Company and its subsidiaries file tax returns in Japan and certain foreign tax jurisdictions. The Company is no longer subject to ordinary tax examination in Japan for the tax years prior to fiscal 2018, and its major domestic subsidiaries are no longer subject to ordinary tax examination for the tax years prior to fiscal 2014, respectively.

Subsidiaries in the United States remain subject to a tax examination for the tax years after fiscal 2009. Subsidiaries in the Netherlands remain subject to a tax examination for the tax years after fiscal 2013.